Financial Risk Management - Liquidity Risk - Maturity profile of financial and insurance liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)
Financial Risk Management
Insurance contract liabilities	$ 48,665.2		$ 46,291.6
Principal amount	11,874.1		9,851.2
Holding company and insurance and reinsurance companies | Fairfax Senior Unsecured Notes, Due March 2054
Financial Risk Management
Principal amount	1,000.0
Holding company and insurance and reinsurance companies | Fairfax Senior Unsecured Notes, Due November 2054
Financial Risk Management
Principal amount		$ 250.0
Holding company and insurance and reinsurance companies | Allied World's Senior Unsecured Notes, Due March 2055
Financial Risk Management
Principal amount	600.0
Holding company and insurance and reinsurance companies | December 2023 Unsecured Senior Notes
Financial Risk Management
Principal amount			200.0
Non-insurance companies
Financial Risk Management
Principal amount	2,918.8		1,906.3
More than five years
Financial Risk Management
Insurance contract liabilities	12,158.3		11,111.8
Liquidity risk
Financial Risk Management
Accounts payable and accrued liabilities	5,605.2		4,931.4
Insurance contract payables	923.0		1,206.9
Total financial liabilities	24,272.0		18,348.3
Liquidity risk | Holding company and insurance and reinsurance companies
Financial Risk Management
Borrowings - principal	8,955.3		7,944.9
Borrowings - interest	5,171.9		1,960.7
Liquidity risk | Non-insurance companies
Financial Risk Management
Borrowings - principal	2,918.8		1,906.3
Borrowings - interest	697.8		398.1
Liquidity risk | 3 months or less
Financial Risk Management
Accounts payable and accrued liabilities	2,148.2		1,857.5
Insurance contract payables	261.8		422.0
Total financial liabilities	2,646.6		2,974.6
Liquidity risk | 3 months or less | Holding company and insurance and reinsurance companies
Financial Risk Management
Borrowings - principal	17.1		545.3
Borrowings - interest	123.5		90.4
Liquidity risk | 3 months or less | Non-insurance companies
Financial Risk Management
Borrowings - principal	62.5		28.4
Borrowings - interest	33.5		31.0
Liquidity risk | 3 months to 1 year
Financial Risk Management
Accounts payable and accrued liabilities	1,263.4		1,210.8
Insurance contract payables	75.3		96.5
Total financial liabilities	2,179.0		2,172.3
Liquidity risk | 3 months to 1 year | Holding company and insurance and reinsurance companies
Financial Risk Management
Borrowings - principal	198.4		198.5
Borrowings - interest	314.1		247.4
Liquidity risk | 3 months to 1 year | Non-insurance companies
Financial Risk Management
Borrowings - principal	209.9		347.9
Borrowings - interest	117.9		71.2
Liquidity risk | 1 - 3 years
Financial Risk Management
Accounts payable and accrued liabilities	970.5		920.9
Insurance contract payables	342.8		304.3
Total financial liabilities	4,472.4		3,801.1
Liquidity risk | 1 - 3 years | Holding company and insurance and reinsurance companies
Financial Risk Management
Borrowings - principal	1,302.2		1,341.7
Borrowings - interest	838.3		611.1
Liquidity risk | 1 - 3 years | Non-insurance companies
Financial Risk Management
Borrowings - principal	723.0		478.6
Borrowings - interest	295.6		144.5
Liquidity risk | 3 - 5 years
Financial Risk Management
Accounts payable and accrued liabilities	423.6		350.9
Insurance contract payables	21.5		132.8
Total financial liabilities	4,045.2		3,918.0
Liquidity risk | 3 - 5 years | Holding company and insurance and reinsurance companies
Financial Risk Management
Borrowings - principal	1,763.4		2,185.9
Borrowings - interest	656.3		480.8
Liquidity risk | 3 - 5 years | Non-insurance companies
Financial Risk Management
Borrowings - principal	1,049.4		686.9
Borrowings - interest	131.0		80.7
Liquidity risk | More than five years
Financial Risk Management
Accounts payable and accrued liabilities	799.5		591.3
Insurance contract payables	221.6		251.3
Total financial liabilities	10,928.8		5,482.3
Liquidity risk | More than five years | Holding company and insurance and reinsurance companies
Financial Risk Management
Borrowings - principal	5,674.2		3,673.5
Borrowings - interest	3,239.7		531.0
Liquidity risk | More than five years | Non-insurance companies
Financial Risk Management
Borrowings - principal	874.0		364.5
Borrowings - interest	$ 119.8		$ 70.7